Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Income from operations	$ 1,871	$ 1,060
Other comprehensive income
Defined benefit plan	4	(39)
Total	$ 1,875	$ 1,021